Note 7 - Risk Management -Liquidity Risk - Sources Of Encumbrance (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives [Member]
Financial liabilities issued encumbered assets [line items]
Matching Liabilities Contingent Liabilities Or Securities Lent	€ 11,843	€ 9,304
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	11,103	9,794
Loans and receivables [Member]
Financial liabilities issued encumbered assets [line items]
Matching Liabilities Contingent Liabilities Or Securities Lent	87,484	96,137
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	98,478	108,268
Outstanding Subordinated Debt [Member]
Financial liabilities issued encumbered assets [line items]
Matching Liabilities Contingent Liabilities Or Securities Lent	19,377	28,946
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	23,732	35,569
Other [Member]
Financial liabilities issued encumbered assets [line items]
Matching Liabilities Contingent Liabilities Or Securities Lent	305	0
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	1,028	2,594
Carrying value of liabilities issued encumbered [Member]
Financial liabilities issued encumbered assets [line items]
Matching Liabilities Contingent Liabilities Or Securities Lent	118,704	134,387
Assets Collateral Received And Own Debt Securities Issued Other Than Covered Bonds Encumbered	€ 133,312	€ 153,632